UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 09-30-2007

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen, CFA
Title:                        VP/Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      10/08/2007

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 114
Form 13F Information Table Value Total: $167,849,914

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                    Title                                        Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                      of Class  CUSIP       Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

3M Co                               Common    88579Y101   $4,262,111    45,545   SH         Sole                             45,545
Abbott Laboratories                 Common    002824100   $440,488      8,215    SH         Sole                             8,215
Alltel Corporation                  Common    020039103   $1,235,780    17,735   SH         Sole                             17,735
Ambac Financial Group Inc           Common    023139108   $2,709,733    43,073   SH         Sole                             43,073
American Express Co                 Common    025816109   $329,741      5,554    SH         Sole                             5,554
American International Group, Inc.  Common    026874107   $720,270      10,647   SH         Sole                             10,647
Ameriprise Financial, Inc.          Common    03076c106   $517,881      8,206    SH         Sole                             8,206
AMEX Energy Sector SPDR             Common    81369y506   $2,660,711    35,571   SH         Sole                             35,571
Amgen Inc.                          Common    031162100   $294,164      5,200    SH         Sole                             5,200
Anheuser-Busch Companies, Inc.      Common    035229103   $2,841,274    56,836   SH         Sole                             56,836
Apple Computer, Inc.                Common    037833100   $233,274      1,520    SH         Sole                             1,520
AT&T Corp                           Common    00206r102   $982,219      23,214   SH         Sole                             23,214
Automatic Data Processing, Inc.     Common    053015103   $1,720,951    37,469   SH         Sole                             37,469
Bank of America Corporation         Common    060505104   $641,495      12,761   SH         Sole                             12,761
Baxter International, Inc,          Common    071813109   $229,510      4,078    SH         Sole                             4,078
Bemis Inc Com                       Common    081437105   $206,827      7,105    SH         Sole                             7,105
Berkshire Hathaway Inc. Class A     Common    084670108   $2,251,690    19       SH         Sole                             19
Berkshire Hathaway Inc. Class B     Common    084670207   $1,944,384    492      SH         Sole                             492
Boston Properties, Inc.             Common    101121101   $881,592      8,485    SH         Sole                             8,485
BP p.l.c. ADR                       Common    055622104   $578,102      8,336    SH         Sole                             8,336
Bristol-Myers Squibb Company        Common    110122108   $307,221      10,660   SH         Sole                             10,660
Broadridge Financial Solutions Inc. Common    11133t103   $1,418,730    74,867   SH         Sole                             74,867
Canadian Natural Resources Ltd.     Common    136385101   $1,526,969    20,158   SH         Sole                             20,158
Caterpillar                         Common    149123101   $253,407      3,231    SH         Sole                             3,231
Chevron Corp                        Common    166764100   $2,204,558    23,558   SH         Sole                             23,558
Cisco Systems, Inc.                 Common    17275r102   $854,290      25,786   SH         Sole                             25,786
Citigroup Inc.                      Common    172967101   $4,183,840    89,647   SH         Sole                             89,647
Clorox Company                      Common    189054109   $2,238,333    36,700   SH         Sole                             36,700
Coca-Cola Company                   Common    191216100   $4,047,055    70,420   SH         Sole                             70,420
Colgate-Palmolive Company           Common    194162103   $3,388,543    47,511   SH         Sole                             47,511
Comcast Corporation                 Common    20030n200   $4,511,692    188,301  SH         Sole                             188,301
ConocoPhillips                      Common    20825C104   $802,481      9,143    SH         Sole                             9,143
Covidien Limited                    Common    G2552X108   $334,075      8,050    SH         Sole                             8,050
CVS Caremark Corp                   Common    126650100   $3,661,022    92,380   SH         Sole                             92,380
Danaher Corp.                       Common    235851102   $430,092      5,200    SH         Sole                             5,200
Dell Inc                            Common    24702R101   $3,284,538    119,005  SH         Sole                             119,005
Diamonds Trust Series 1             Common    252787106   $784,564      5,648    SH         Sole                             5,648
Dreyfus Municipal Income Inc.       Common    26201r102   $86,700       10,000   SH         Sole                             10,000
Du Pont                             Common    263534109   $261,677      5,280    SH         Sole                             5,280
eBay Inc.                           Common    278642103   $281,724      7,220    SH         Sole                             7,220
Ecolab Inc                          Common    278865100   $262,432      5,560    SH         Sole                             5,560
EMC Corp/Mass                       Common    268648102   $374,192      17,990   SH         Sole                             17,990
Emerson Electric Co                 Common    291011104   $273,019      5,130    SH         Sole                             5,130
Exxon Mobil Corp.                   Common    30231g102   $4,806,578    51,929   SH         Sole                             51,929
Forest Laboratories, Inc.           Common    345838106   $298,320      8,000    SH         Sole                             8,000
FPL Group, Inc.                     Common    302571104   $247,538      4,066    SH         Sole                             4,066
General Electric Company            Common    369604103   $3,549,439    85,735   SH         Sole                             85,735
Harley-Davidson, Inc.               Common    412822108   $1,134,086    24,542   SH         Sole                             24,542
Hewlett-Packard Co                  Common    428236103   $926,190      18,601   SH         Sole                             18,601
Home Depot, Inc.                    Common    437076102   $973,564      30,011   SH         Sole                             30,011
Hospira, Inc.                       Common    441060100   $1,551,639    37,434   SH         Sole                             37,434
IDEXX Laboratories, Inc             Common    45168d104   $367,455      3,353    SH         Sole                             3,353
Illinois Tool Works                 Common    452308109   $273,151      4,580    SH         Sole                             4,580
IMS Health Inc.                     Common    449934108   $508,930      16,610   SH         Sole                             16,610
Intel Corp                          Common    458140100   $624,354      24,143   SH         Sole                             24,143
Intl Business Machines Corp         Common    459200101   $750,199      6,368    SH         Sole                             6,368
iShares Comex Gold Trust            Common    464285105   $1,030,820    14,000   SH         Sole                             14,000
iShares DJ Select Dividend          Common    464287168   $692,307      9,990    SH         Sole                             9,990
iShares Lehman US Treasury Fund     Common    464287176   $320,170      3,138    SH         Sole                             3,138
iShares MSCI EAFE Index Fund        Common    464287465   $3,415,097    41,350   SH         Sole                             41,350
iShares MSCI Emerging Markets Index Common    464287234   $3,589,191    24,016   SH         Sole                             24,016
iShares MSCI Japan Index Fund       Common    464286848   $2,482,397    173,110  SH         Sole                             173,110
iShares Russell 2000 Index Fund     Common    464287655   $3,210,966    40,107   SH         Sole                             40,107
iShares S&P Midcap 400              Common    464287507   $352,720      4,000    SH         Sole                             4,000
iShares S&P Midcap 400/Value        Common    464287705   $357,255      4,250    SH         Sole                             4,250
iShares S&P SmallCap 600 Index Fund Common    464287804   $583,110      8,360    SH         Sole                             8,360
J.P. Morgan Chase & Co.             Common    46625h100   $1,344,527    29,343   SH         Sole                             29,343
Johnson & Johnson                   Common    478160104   $5,090,630    77,482   SH         Sole                             77,482
Laboratory CP Amer Hldgs            Common    50540R409   $3,316,874    42,399   SH         Sole                             42,399
Liberty Media - Interactive A       Common    53071m104   $970,585      50,525   SH         Sole                             50,525
Liberty Media Hold - Cap Ser A      Common    53071m302   $1,216,094    9,742    SH         Sole                             9,742
Lincoln Natl Corp                   Common    534187109   $215,062      3,260    SH         Sole                             3,260
Mastercard, Inc.                    Common    57636q104   $264,881      1,790    SH         Sole                             1,790
McDonald's Corp                     Common    580135101   $238,088      4,371    SH         Sole                             4,371
McGraw-Hill Companies, Inc.         Common    580645109   $2,639,925    51,854   SH         Sole                             51,854
Medtronic, Inc.                     Common    585055106   $960,493      17,027   SH         Sole                             17,027
Merck & Co. Inc.                    Common    589331107   $371,238      7,182    SH         Sole                             7,182
Microsoft Corp                      Common    594918104   $3,554,477    120,654  SH         Sole                             120,654
Mohawk Industries, Inc.             Common    608190104   $3,176,391    39,070   SH         Sole                             39,070
Moody's Corporation                 Common    615369105   $2,962,789    58,785   SH         Sole                             58,785
Norfolk Southern Corp.              Common    655844108   $268,375      5,170    SH         Sole                             5,170
Occidental Petroleum                Common    674599105   $366,709      5,722    SH         Sole                             5,722
Oil Service HOLDRs Trust            Common    678002106   $383,500      2,000    SH         Sole                             2,000
Omnicom Group Inc Com               Common    681919106   $3,140,097    65,296   SH         Sole                             65,296
Oracle Corp.                        Common    68389X105   $326,222      15,068   SH         Sole                             15,068
Paychex, Inc.                       Common    704326107   $384,088      9,368    SH         Sole                             9,368
Pepsi Co Inc                        Common    713448108   $1,171,794    15,995   SH         Sole                             15,995
Pfizer Inc.                         Common    717081103   $2,468,862    101,058  SH         Sole                             101,058
PolyMedica Corporation              Common    731738100   $412,650      7,857    SH         Sole                             7,857
Praxair, Inc.                       Common    74005P104   $305,724      3,650    SH         Sole                             3,650
Procter & Gamble Co                 Common    742718109   $5,378,689    76,467   SH         Sole                             76,467
Progress Energy, Inc.               Common    743263105   $379,485      8,100    SH         Sole                             8,100
Sara Lee Corp                       Common    803111103   $193,604      11,600   SH         Sole                             11,600
Schlumberger                        Common    806857108   $348,600      3,320    SH         Sole                             3,320
SPDR Tr Unit Ser 1                  Common    78462F103   $3,193,957    20,933   SH         Sole                             20,933
Stryker Corp                        Common    863667101   $343,250      4,992    SH         Sole                             4,992
Sysco Corp                          Common    871829107   $4,659,274    130,915  SH         Sole                             130,915
Time Warner, Inc.                   Common    887317105   $203,925      11,107   SH         Sole                             11,107
Tyco Electronics Ltd.               Common    G9144P105   $286,274      8,080    SH         Sole                             8,080
Tyco Intl Ltd New Com               Common    G9143X208   $417,838      9,423    SH         Sole                             9,423
United Technologies Corp            Common    913017109   $4,868,201    60,489   SH         Sole                             60,489
UnitedHealth Group Inc              Common    91324P102   $333,683      6,890    SH         Sole                             6,890
US Bancorp                          Common    902973304   $386,944      11,895   SH         Sole                             11,895
Verizon Communications              Common    92343v104   $329,096      7,432    SH         Sole                             7,432
Walgreen Co                         Common    931422109   $460,590      9,750    SH         Sole                             9,750
Wal-Mart Stores                     Common    931142103   $3,921,696    89,844   SH         Sole                             89,844
Walt Disney Co.                     Common    254687106   $1,172,596    34,097   SH         Sole                             34,097
Washington Mut Inc Com              Common    939322103   $361,751      10,245   SH         Sole                             10,245
Wellpoint Health Networks           Common    94973V107   $1,786,117    22,632   SH         Sole                             22,632
Wells Fargo & Co.                   Common    949746101   $4,512,141    126,674  SH         Sole                             126,674
Western Union Company               Common    959802109   $1,136,116    54,178   SH         Sole                             54,178
Whole Foods Market Inc.             Common    966837106   $2,189,159    44,713   SH         Sole                             44,713
Wyeth                               Common    983024100   $375,824      8,436    SH         Sole                             8,436
Yum! Brands, Inc.                   Common    988498101   $1,562,202    46,178   SH         Sole                             46,178

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